Income (loss) before Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2016	May 31, 2015	May 31, 2014
Income Tax Disclosure [Abstract]
Income Before Income Taxes, United States		$ 310,695	$ 273,278	$ 209,626
Income Before Income Taxes, Foreign		172,771	179,975	214,861
Income Before Income Taxes	[1]	$ 483,466	$ 453,253	$ 424,487

[1]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.